FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Current assets	$ 6,433	$ 4,076
Non-current assets	9,371	4,117
Total assets	15,804	8,193
Liabilities
Current liabilities	5,690	2,556
Non-current liabilities	4,050	1,599
Total liabilities	9,740	4,155
Non-controlling interest	3,026	1,537
Net investment to the partnership	3,038	2,501
USD
Assets
Current assets	1,482	1,366
Non-current assets	1,655	930
Total assets	3,137	2,296
Liabilities
Current liabilities	817	345
Non-current liabilities	816	620
Total liabilities	1,633	965
Non-controlling interest	430	416
Net investment to the partnership	1,074	915
AUD
Assets
Current assets	497	361
Non-current assets	817	732
Total assets	1,314	1,093
Liabilities
Current liabilities	594	434
Non-current liabilities	78	74
Total liabilities	672	508
Non-controlling interest	101	99
Net investment to the partnership	541	486
GBP
Assets
Current assets	1,871	384
Non-current assets	512	51
Total assets	2,383	435
Liabilities
Current liabilities	2,108	419
Non-current liabilities	143	35
Total liabilities	2,251	454
Non-controlling interest	4	3
Net investment to the partnership	128	(22)
CAD
Assets
Current assets	1,232	1,197
Non-current assets	2,329	1,862
Total assets	3,561	3,059
Liabilities
Current liabilities	1,294	860
Non-current liabilities	743	794
Total liabilities	2,037	1,654
Non-controlling interest	897	828
Net investment to the partnership	627	577
EUR
Assets
Current assets	142	62
Non-current assets	204	162
Total assets	346	224
Liabilities
Current liabilities	81	25
Non-current liabilities	28	27
Total liabilities	109	52
Non-controlling interest	134	114
Net investment to the partnership	103	58
BRL
Assets
Current assets	487
Non-current assets	3,535
Total assets	4,022
Liabilities
Current liabilities	306
Non-current liabilities	2,096
Total liabilities	2,402
Non-controlling interest	1,250
Net investment to the partnership	370
Other
Assets
Current assets	722	706
Non-current assets	319	380
Total assets	1,041	1,086
Liabilities
Current liabilities	490	473
Non-current liabilities	146	49
Total liabilities	636	522
Non-controlling interest	210	77
Net investment to the partnership	$ 195	$ 487